9. Income Taxes (Tables)	3 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Deferred tax assets and deferred tax liabilities
	March 31, 2014	December 31, 2013
Deferred tax assets:
Net operating loss carry forwards	$17,824	$17,201

Valuation Allowance	(17,824)	(17,201)
	$-	$-